Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value - Valuation Model of Warrants (Details) $ / shares in Units, € in Thousands	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 EUR (€)	Apr. 14, 2016 USD ($) $ / shares	Apr. 14, 2016 EUR (€)	Mar. 28, 2012 USD ($) $ / shares	Mar. 28, 2012 EUR (€)
May 2013 Investor Warrants [Member]
Unit fair value (in dollars per share)	$ 0.13		$ 0.26				$ 2.35
Total fair value	$ 193,000	€ 166	$ 392,000	€ 328			$ 3,525	€ 2,725
April 2016 Investor Warrants [Member]
Unit fair value (in dollars per share)	$ 0.05		$ 0.19		$ 1.09
Total fair value	$ 179,000	€ 153	$ 614,000	€ 513	$ 3,579	€ 3,168
Measurement Input, Share Price [Member] | May 2013 Investor Warrants [Member]
Warrants, measurement input	3.03	3.03	2.87	2.87			3.96	3.96
Measurement Input, Share Price [Member] | April 2016 Investor Warrants [Member]
Warrants, measurement input	3.03	3.03	2.87	2.87	3.64	3.64
Measurement Input, Exercise Price [Member] | May 2013 Investor Warrants [Member]
Warrants, measurement input	4.25	4.25	4.25	4.25			4.25	4.25
Measurement Input, Exercise Price [Member] | April 2016 Investor Warrants [Member]
Warrants, measurement input	4.5	4.5	4.5	4.5	4.5	4.5
Measurement Input, Risk Free Interest Rate [Member] | May 2013 Investor Warrants [Member]
Interest rate	0.00%	0.00%	0.00%	0.00%			1.07%	1.07%
Measurement Input, Risk Free Interest Rate [Member] | April 2016 Investor Warrants [Member]
Warrants, measurement input	0	0	0	0	0	0
Measurement Input, Price Volatility [Member] | May 2013 Investor Warrants [Member]
Interest rate	57.40%	57.40%	57.40%	57.40%			71.00%	71.00%
Measurement Input, Price Volatility [Member] | April 2016 Investor Warrants [Member]
Warrants, measurement input	0.574	0.574	0.574	0.574	0.602	0.602
Measurement Input, Expected Dividend Rate [Member] | May 2013 Investor Warrants [Member]
Interest rate	0.00%	0.00%	0.00%	0.00%			0.00%	0.00%
Measurement Input, Expected Dividend Rate [Member] | April 2016 Investor Warrants [Member]
Warrants, measurement input	0	0	0	0	0	0